Schedule of Investments (unaudited)
June 30, 2020
BlackRock Advantage U.S. Total Market Fund, Inc.
(Percentages shown are based on Net Assets)
Security	Investment Value	Value
Investment Companies
Equity Funds — 100.1%
Master Advantage U.S. Total Market LLC(a)	$ 329,849,714	$ 329,849,714
Total Investments — 100.1% (Cost: $289,625,607)		329,849,714
Liabilities in Excess of Other Assets — (0.1)%		(169,761)
Net Assets — 100.0%		$ 329,679,953
(a)	Affiliate of the Fund.
Affiliates
Investments in issuers considered to be an affiliate/affiliates of the Fund during the period ended June 30, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Investment Value Held at 03/31/20	Investment Value Purchased	Investment Value Sold	Investment Value Held at 06/30/20	Value at 06/30/20	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
Master Advantage U.S. Total Market LLC	$291,646,339	$38,203,375(a)(b)	$—	$329,849,714	$ 329,849,714	$ 1,108,580	$ 900,823	$ 61,277,273
(a)	Represents net investment value purchased (sold).
(b)	Inclusive of income, expense, realized and unrealized gains and losses allocated from the Master Portfolio.
BlackRock Advantage U.S. Total Market Fund, Inc. (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master Advantage U.S. Total Market LLC (the “Master LLC”), which has the same investment objective and strategies as the Fund. As of June 30, 2020, the value of the investment and the percentage owned by the Fund of the Master LLC was $329,849,714 and 100.0%, respectively.
The Fund records its investment in the Master LLC at fair value. The Fund’s investment in the Master LLC is valued pursuant to the pricing policies approved by the Board of Directors of the Master LLC.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of investments)
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.
Certain investments of the Fund were fair valued using net asset value per share (“NAV”) as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

Schedule of Investments (unaudited)
June 30, 2020
Master Advantage U.S. Total Market LLC
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 1.4%
Astronics Corp.(a)	7,595	$ 80,203
Boeing Co.	1,422	260,653
Curtiss-Wright Corp.	2,267	202,398
HEICO Corp.	6,925	690,076
Hexcel Corp.	880	39,794
L3Harris Technologies, Inc.	2,113	358,513
Lockheed Martin Corp.	4,077	1,487,779
Mercury Systems, Inc.(a)	917	72,131
Northrop Grumman Corp.	1,617	497,130
Teledyne Technologies, Inc.(a)	2,736	850,759
		4,539,436
Air Freight & Logistics — 0.3%
FedEx Corp.	514	72,073
Hub Group, Inc., Class A(a)	10,936	523,397
United Parcel Service, Inc., Class B	4,802	533,886
		1,129,356
Airlines — 0.3%
Alaska Air Group, Inc.	10,667	386,786
Delta Air Lines, Inc.	19,206	538,728
		925,514
Auto Components — 0.1%
Dana, Inc.	35,218	429,307
Automobiles — 0.5%
Tesla, Inc.(a)	1,616	1,744,973
Banks — 3.8%
Bank of America Corp.	85,323	2,026,421
Bank OZK	9,926	232,963
BOK Financial Corp.	936	52,828
CIT Group, Inc.	4,724	97,928
Citigroup, Inc.	8,433	430,926
Citizens Financial Group, Inc.	25,089	633,246
Comerica, Inc.	971	36,995
Credicorp Ltd.	372	49,725
Cullen/Frost Bankers, Inc.	10,994	821,362
First Horizon National Corp.	34,068	339,317
IBERIABANK Corp.	590	26,869
JPMorgan Chase & Co.	33,378	3,139,535
National Bank Holdings Corp., Class A	1,355	36,585
Pinnacle Financial Partners, Inc.	1,509	63,363
PNC Financial Services Group, Inc.	997	104,894
Republic First Bancorp, Inc.(a)	63,588	155,155
Sandy Spring Bancorp, Inc.	3,261	80,808
South State Corp.	2,368	112,859
Synovus Financial Corp.	1,499	30,774
Truist Financial Corp.	2,539	95,339
US Bancorp	11,167	411,169
Webster Financial Corp.	3,129	89,521
Wells Fargo & Co.	111,441	2,852,890
Wintrust Financial Corp.	3,193	139,279
Zions Bancorp NA	9,738	331,092
		12,391,843
Beverages — 1.8%
Coca-Cola Co.	21,596	964,909
Coca-Cola European Partners PLC	8,062	304,421
Molson Coors Beverage Co., Class B	5,061	173,896
PepsiCo, Inc.	32,722	4,327,812
		5,771,038
Security	Shares	Value
Biotechnology — 4.2%
AbbVie, Inc.	40,084	$ 3,935,447
Alkermes PLC(a)	11,696	226,961
Amgen, Inc.	12,722	3,000,611
Biogen, Inc.(a)	1,734	463,932
Bluebird Bio, Inc.(a)	3,204	195,572
Clovis Oncology, Inc.(a)(b)	4,820	32,535
Gilead Sciences, Inc.	29,760	2,289,734
Immunic, Inc.(a)	4,797	58,140
Incyte Corp.(a)	1,093	113,639
Inovio Pharmaceuticals, Inc.(a)(b)	1,501	40,452
Moderna, Inc.(a)	4,540	291,513
Novavax, Inc.(a)	608	50,677
Regeneron Pharmaceuticals, Inc.(a)	1,870	1,166,226
Sage Therapeutics, Inc.(a)	4,373	181,829
Sorrento Therapeutics, Inc.(a)	8,638	54,247
United Therapeutics Corp.(a)	1,927	233,167
Vertex Pharmaceuticals, Inc.(a)	4,508	1,308,717
Vir Biotechnology, Inc.(a)	1,039	42,568
		13,685,967
Building Products — 0.7%
Advanced Drainage Systems, Inc.	3,194	157,783
Allegion PLC	16,933	1,730,891
Resideo Technologies, Inc.(a)	11,037	129,354
Trex Co., Inc.(a)	1,742	226,582
		2,244,610
Capital Markets — 3.1%
Affiliated Managers Group, Inc.	4,689	349,612
Ameriprise Financial, Inc.	4,105	615,914
Bank of New York Mellon Corp.	8,683	335,598
Cboe Global Markets, Inc.	2,102	196,074
Charles Schwab Corp.	29,832	1,006,532
CME Group, Inc.	8,489	1,379,802
E*TRADE Financial Corp.	1,682	83,646
FactSet Research Systems, Inc.	2,525	829,387
Franklin Resources, Inc.	2,484	52,089
Intercontinental Exchange, Inc.	11,751	1,076,392
Invesco Ltd.	14,335	154,245
Moody’s Corp.	3,055	839,300
Northern Trust Corp.	1,669	132,418
S&P Global, Inc.	8,257	2,720,516
State Street Corp.	3,429	217,913
T Rowe Price Group, Inc.	1,534	189,449
TD Ameritrade Holding Corp.	2,857	103,938
Westwood Holdings Group, Inc.	1,929	30,382
		10,313,207
Chemicals — 1.7%
Air Products & Chemicals, Inc.	6,430	1,552,588
Dow, Inc.	4,350	177,306
Ecolab, Inc.	10,418	2,072,661
FMC Corp.	751	74,815
Ingevity Corp.(a)	1,257	66,081
Linde PLC	1,384	293,560
LyondellBasell Industries NV, Class A	2,464	161,934
Mosaic Co.	30,364	379,854
Scotts Miracle-Gro Co.	1,152	154,909
Sherwin-Williams Co.	1,051	607,320
Trinseo SA	1,728	38,292
		5,579,320

Schedule of Investments (unaudited)  (continued)
June 30, 2020
Master Advantage U.S. Total Market LLC
(Percentages shown are based on Net Assets)
Security	Shares	Value
Commercial Services & Supplies — 0.3%
Cintas Corp.	2,915	$ 776,440
MSA Safety, Inc.	944	108,031
		884,471
Communications Equipment — 1.1%
Ciena Corp.(a)	1,138	61,634
Cisco Systems, Inc.	71,219	3,321,654
Motorola Solutions, Inc.	527	73,849
		3,457,137
Construction & Engineering — 0.7%
Comfort Systems USA, Inc.	22,017	897,192
EMCOR Group, Inc.	13,663	903,671
MasTec, Inc.(a)	10,509	471,539
		2,272,402
Consumer Finance — 0.6%
Ally Financial, Inc.	31,799	630,574
American Express Co.	10,364	986,653
FirstCash, Inc.	1,137	76,725
LendingTree, Inc.(a)	1,124	325,431
		2,019,383
Containers & Packaging — 0.0%
Westrock Co.	5,181	146,415
Diversified Consumer Services — 0.3%
Bright Horizons Family Solutions, Inc.(a)	2,465	288,898
Chegg, Inc.(a)	731	49,167
Graham Holdings Co., Class B	97	33,239
H&R Block, Inc.	44,521	635,760
		1,007,064
Diversified Financial Services — 0.7%
Berkshire Hathaway, Inc., Class B(a)	12,302	2,196,030
Diversified Telecommunication Services — 0.9%
AT&T Inc.	42,836	1,294,933
CenturyLink, Inc.	9,636	96,649
Verizon Communications, Inc.	25,970	1,431,726
		2,823,308
Electric Utilities — 1.7%
ALLETE, Inc.	3,442	187,968
Alliant Energy Corp.	22,151	1,059,704
Eversource Energy	14,576	1,213,744
Exelon Corp.	1,918	69,604
IDACORP, Inc.	19,525	1,705,899
NextEra Energy, Inc.	1,725	414,293
Pinnacle West Capital Corp.	7,374	540,440
Xcel Energy, Inc.	4,754	297,125
		5,488,777
Electrical Equipment — 0.7%
AMETEK, Inc.	11,219	1,002,642
Generac Holdings, Inc.(a)	1,586	193,381
Hubbell, Inc.	8,140	1,020,430
Rockwell Automation, Inc.	293	62,409
		2,278,862
Electronic Equipment, Instruments & Components — 0.4%
Avnet, Inc.	13,394	373,492
National Instruments Corp.	25,537	988,537
		1,362,029
Energy Equipment & Services — 0.4%
Archrock, Inc.	64,198	416,645
ChampionX Corp.(a)	12,076	117,862
Patterson-UTI Energy, Inc.	6,971	24,190
Security	Shares	Value
Energy Equipment & Services (continued)
Schlumberger Ltd.	23,488	$ 431,944
Seadrill Ltd.(a)	74	32
TechnipFMC PLC	33,880	231,739
		1,222,412
Entertainment — 0.7%
Activision Blizzard, Inc.	3,296	250,166
Electronic Arts, Inc.(a)	277	36,578
Netflix, Inc.(a)	4,492	2,044,040
Zynga, Inc., Class A(a)	6,352	60,598
		2,391,382
Equity Real Estate Investment Trusts (REITs) — 3.2%
Alexandria Real Estate Equities, Inc.	3,306	536,398
American Campus Communities, Inc.	3,883	135,750
American Tower Corp.	6,008	1,553,308
AvalonBay Communities, Inc.	2,768	428,044
Boston Properties, Inc.	18,640	1,684,683
Brandywine Realty Trust	13,535	147,396
Camden Property Trust	1,182	107,822
Crown Castle International Corp.	680	113,798
Equity Residential	15,908	935,709
Essex Property Trust, Inc.	817	187,232
Federal Realty Investment Trust	600	51,126
Host Hotels & Resorts, Inc.	50,172	541,356
Macerich Co.(b)	9,382	84,163
National Retail Properties, Inc.	1,381	48,998
Outfront Media, Inc.	9,386	133,000
Park Hotels & Resorts, Inc.	52,497	519,195
Prologis, Inc.	16,610	1,550,211
QTS Realty Trust, Inc., Class A	731	46,850
Realty Income Corp.	3,851	229,135
Regency Centers Corp.	1,263	57,959
RLJ Lodging Trust	75,323	711,049
SBA Communications Corp.	1,305	388,786
Simon Property Group, Inc.	1,459	99,766
Ventas, Inc.	2,581	94,516
Welltower, Inc.	4,115	212,951
		10,599,201
Food & Staples Retailing — 1.5%
Costco Wholesale Corp.	15,987	4,847,418
Performance Food Group Co.(a)	5,001	145,729
		4,993,147
Food Products — 1.5%
Campbell Soup Co.	825	40,945
General Mills, Inc.	29,669	1,829,094
Hershey Co.	13,383	1,734,704
JM Smucker Co.	379	40,102
Lamb Weston Holdings, Inc.	3,911	250,030
Lancaster Colony Corp.	4,894	758,521
Mondelez International, Inc., Class A	2,570	131,404
		4,784,800
Gas Utilities — 0.2%
Southwest Gas Holdings, Inc.	5,452	376,460
UGI Corp.	10,706	340,451
		716,911
Health Care Equipment & Supplies — 2.9%
Abbott Laboratories	25,998	2,376,997
Danaher Corp.	4,068	719,344
DENTSPLY SIRONA, Inc.	1,457	64,195
DexCom, Inc.(a)	393	159,322
Edwards Lifesciences Corp.(a)	26,806	1,852,563

Schedule of Investments (unaudited)  (continued)
June 30, 2020
Master Advantage U.S. Total Market LLC
(Percentages shown are based on Net Assets)
Security	Shares	Value
Health Care Equipment & Supplies (continued)
Globus Medical, Inc., Class A(a)	1,025	$ 48,903
Haemonetics Corp.(a)	425	38,063
IDEXX Laboratories, Inc.(a)	4,048	1,336,488
LivaNova PLC(a)	2,809	135,197
Medtronic PLC	9,812	899,760
Sientra, Inc.(a)	19,892	76,982
SmileDirectClub, Inc.(a)(b)	10,647	84,111
STERIS PLC	254	38,974
Stryker Corp.	6,288	1,133,035
West Pharmaceutical Services, Inc.	2,245	509,997
		9,473,931
Health Care Providers & Services — 3.3%
AmerisourceBergen Corp.	3,531	355,819
AMN Healthcare Services, Inc.(a)	1,460	66,050
Anthem, Inc.	5,964	1,568,413
Cardinal Health, Inc.	8,581	447,842
Cigna Corp.	4,223	792,446
CVS Health Corp.	26,428	1,717,027
HCA Healthcare, Inc.	4,300	417,358
Humana, Inc.	92	35,673
Laboratory Corp. of America Holdings(a)	1,073	178,236
McKesson Corp.	8,114	1,244,850
Quest Diagnostics, Inc.	3,658	416,866
UnitedHealth Group, Inc.	12,882	3,799,546
		11,040,126
Health Care Technology — 0.4%
Allscripts Healthcare Solutions, Inc.(a)	4,906	33,214
Teladoc Health, Inc.(a)	3,054	582,825
Veeva Systems, Inc., Class A(a)	3,423	802,420
		1,418,459
Hotels, Restaurants & Leisure — 1.8%
Boyd Gaming Corp.	22,169	463,332
Brinker International, Inc.	2,057	49,368
Chipotle Mexican Grill, Inc.(a)	289	304,132
Choice Hotels International, Inc.	1,330	104,937
Cracker Barrel Old Country Store, Inc.	2,021	224,149
Darden Restaurants, Inc.	8,421	638,059
Dave & Buster’s Entertainment, Inc.	13,548	180,595
Domino’s Pizza, Inc.	1,270	469,189
Extended Stay America, Inc.	27,104	303,294
International Game Technology PLC	10,718	95,390
Las Vegas Sands Corp.	1,116	50,823
McDonald’s Corp.	4,475	825,503
Penn National Gaming, Inc.(a)	9,474	289,336
Planet Fitness, Inc., Class A(a)	570	34,525
Scientific Games Corp.(a)	4,920	76,063
Texas Roadhouse, Inc.	10,807	568,124
Vail Resorts, Inc.	642	116,940
Wingstop, Inc.	1,924	267,378
Wyndham Destinations, Inc.	1,215	34,239
Wyndham Hotels & Resorts, Inc.	1,464	62,396
Yum! Brands, Inc.	9,570	831,729
		5,989,501
Household Durables — 0.2%
DR Horton, Inc.	2,736	151,711
Helen of Troy Ltd.(a)	2,143	404,084
		555,795
Household Products — 1.7%
Church & Dwight Co., Inc.	11,418	882,611
Clorox Co.	3,769	826,806
Security	Shares	Value
Household Products (continued)
Colgate-Palmolive Co.	4,983	$ 365,055
Procter & Gamble Co.	30,521	3,649,396
		5,723,868
Industrial Conglomerates — 0.9%
3M Co.	632	98,586
Carlisle Cos., Inc.	3,055	365,592
General Electric Co.	686	4,685
Honeywell International, Inc.	11,175	1,615,793
Roper Technologies, Inc.	1,995	774,579
		2,859,235
Insurance — 1.9%
Alleghany Corp.	114	55,762
Allstate Corp.	1,262	122,401
Arch Capital Group Ltd.(a)	1,179	33,778
Arthur J. Gallagher & Co.	7,277	709,435
Brown & Brown, Inc.	5,878	239,587
Cincinnati Financial Corp.	26,383	1,689,304
CNO Financial Group, Inc.	6,022	93,763
First American Financial Corp.	7,655	367,593
Globe Life, Inc.	8,116	602,451
Hanover Insurance Group, Inc.	424	42,964
Hartford Financial Services Group, Inc.	3,095	119,312
Marsh & McLennan Cos., Inc.	6,239	669,881
Progressive Corp.	1,431	114,637
Prudential Financial, Inc.	17,553	1,068,978
Reinsurance Group of America, Inc.	717	56,241
Unum Group	10,062	166,929
Willis Towers Watson PLC	1,363	268,443
		6,421,459
Interactive Media & Services — 5.0%
Alphabet, Inc., Class A(a)	4,017	5,696,307
Alphabet, Inc., Class C(a)	3,115	4,403,395
Facebook, Inc., Class A(a)	20,614	4,680,821
Twitter, Inc.(a)	19,403	578,015
Yelp, Inc.(a)	3,464	80,122
ZoomInfo Technologies, Inc., Class A(a)	22,216	1,133,683
		16,572,343
Internet & Direct Marketing Retail — 5.1%
Amazon.com, Inc.(a)	5,750	15,863,215
eBay, Inc.	6,025	316,011
Etsy, Inc.(a)	1,624	172,517
Grubhub, Inc.(a)	973	68,402
Wayfair, Inc., Class A(a)	1,324	261,636
		16,681,781
IT Services — 4.7%
Accenture PLC, Class A	1,243	266,897
Automatic Data Processing, Inc.	20,705	3,082,767
Booz Allen Hamilton Holding Corp.	689	53,597
Broadridge Financial Solutions, Inc.	1,168	147,390
DXC Technology Co.	1,934	31,911
Fiserv, Inc.(a)	2,880	281,146
Jack Henry & Associates, Inc.	2,524	464,492
ManTech International Corp., Class A	1,138	77,942
Mastercard, Inc., Class A	8,634	2,553,074
Paychex, Inc.	27,385	2,074,414
PayPal Holdings, Inc.(a)	23,250	4,050,847
Unisys Corp.(a)	12,647	137,979
VeriSign, Inc.(a)	516	106,724
Visa, Inc., Class A	11,399	2,201,945
		15,531,125

Schedule of Investments (unaudited)  (continued)
June 30, 2020
Master Advantage U.S. Total Market LLC
(Percentages shown are based on Net Assets)
Security	Shares	Value
Life Sciences Tools & Services — 0.4%
Mettler-Toledo International, Inc.(a)	743	$ 598,524
Repligen Corp.(a)	457	56,490
Thermo Fisher Scientific, Inc.	1,593	577,207
Waters Corp.(a)	751	135,480
		1,367,701
Machinery — 1.9%
AGCO Corp.	1,182	65,554
Deere & Co.	2,699	424,148
IDEX Corp.	2,106	332,832
Illinois Tool Works, Inc.	11,545	2,018,643
Middleby Corp.(a)	1,224	96,623
Oshkosh Corp.	15,006	1,074,730
PACCAR, Inc.	15,705	1,175,519
Snap-on, Inc.	5,838	808,621
Toro Co.	828	54,930
Xylem, Inc.	4,175	271,208
		6,322,808
Media — 1.6%
AMC Networks, Inc., Class A(a)	3,111	72,766
Cable One, Inc.	23	40,822
Comcast Corp., Class A	23,453	914,198
Discovery, Inc., Class A(a)	2,733	57,666
Gray Television, Inc.(a)	12,132	169,241
iHeartMedia, Inc., Class A(a)	13,361	111,564
Interpublic Group of Cos., Inc.	99,934	1,714,867
Liberty Media Corp. - Liberty SiriusXM, Class A(a)	909	31,379
Omnicom Group, Inc.	1,267	69,178
Sirius XM Holdings, Inc.	353,896	2,077,370
ViacomCBS, Inc., Class B	4,596	107,179
		5,366,230
Metals & Mining — 0.4%
Alcoa Corp.(a)	30,327	340,876
Materion Corp.	5,997	368,756
Newmont Corp.	1,507	93,042
Reliance Steel & Aluminum Co.	599	56,863
Royal Gold, Inc.	2,617	325,345
Steel Dynamics, Inc.	3,421	89,254
		1,274,136
Multiline Retail — 0.4%
Dollar General Corp.	1,902	362,350
Target Corp.	7,872	944,089
		1,306,439
Multi-Utilities — 0.4%
Ameren Corp.	8,034	565,272
CMS Energy Corp.	10,262	599,506
Consolidated Edison, Inc.	2,138	153,787
		1,318,565
Oil, Gas & Consumable Fuels — 1.8%
Chevron Corp.	12,327	1,099,938
Concho Resources, Inc.	1,745	89,868
ConocoPhillips	11,596	487,264
Continental Resources, Inc.	10,380	181,962
Devon Energy Corp.	15,970	181,100
EOG Resources, Inc.	19,795	1,002,815
Exxon Mobil Corp.	11,488	513,743
Marathon Oil Corp.	107,418	657,398
Marathon Petroleum Corp.	4,779	178,639
ONEOK, Inc.	814	27,041
PBF Energy, Inc., Class A	6,980	71,475
Phillips 66	3,527	253,591
Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Teekay Corp.(a)	14,949	$ 35,878
Valero Energy Corp.	10,482	616,551
Williams Cos., Inc.	33,148	630,475
		6,027,738
Paper & Forest Products — 0.3%
Boise Cascade Co.	13,115	493,255
Domtar Corp.	22,615	477,403
Verso Corp., Class A	13,864	165,813
		1,136,471
Pharmaceuticals — 4.1%
Bristol-Myers Squibb Co.	24,208	1,423,430
Elanco Animal Health, Inc.(a)	5,941	127,434
Eli Lilly and Co.	8,876	1,457,262
Evolus, Inc.(a)	6,547	34,699
Johnson & Johnson	22,324	3,139,424
Merck & Co., Inc.	43,369	3,353,725
Mylan NV(a)	5,444	87,540
Pfizer, Inc.	54,174	1,771,490
Prestige Consumer Healthcare, Inc.(a)	8,912	334,735
Zoetis, Inc.	13,524	1,853,329
		13,583,068
Professional Services — 0.2%
IHS Markit Ltd.	964	72,782
Robert Half International, Inc.	8,228	434,685
		507,467
Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A(a)	4,498	203,400
Road & Rail — 1.0%
AMERCO	1,162	351,145
CSX Corp.	8,268	576,610
Landstar System, Inc.	3,871	434,752
Lyft, Inc., Class A(a)	6,409	211,561
Norfolk Southern Corp.	3,854	676,647
Uber Technologies, Inc.(a)	4,640	144,211
Union Pacific Corp.	4,704	795,305
Universal Logistics Holdings, Inc.	8,923	155,082
		3,345,313
Semiconductors & Semiconductor Equipment — 4.0%
Applied Materials, Inc.	17,654	1,067,184
Cirrus Logic, Inc.(a)	15,975	986,935
Intel Corp.	56,569	3,384,523
Lam Research Corp.	3,271	1,058,038
NVIDIA Corp.	11,247	4,272,848
Skyworks Solutions, Inc.	8,180	1,045,895
Texas Instruments, Inc.	10,502	1,333,439
Xilinx, Inc.	644	63,363
		13,212,225
Software — 10.3%
8x8, Inc.(a)	22,983	367,728
Adobe, Inc.(a)	9,126	3,972,639
Atlassian Corp. PLC, Class A(a)	3,050	549,823
Autodesk, Inc.(a)	1,031	246,605
Box, Inc., Class A(a)	18,484	383,728
Cadence Design Systems, Inc.(a)	913	87,611
Citrix Systems, Inc.	3,564	527,151
Cloudflare, Inc., Class A(a)	10,001	359,536
DocuSign, Inc.(a)	3,927	676,269
HubSpot, Inc.(a)	1,974	442,867
Intuit, Inc.	6,072	1,798,466

Schedule of Investments (unaudited)  (continued)
June 30, 2020
Master Advantage U.S. Total Market LLC
(Percentages shown are based on Net Assets)
Security	Shares	Value
Software (continued)
LogMeIn, Inc.	515	$ 43,657
Microsoft Corp.	93,869	19,103,280
New Relic, Inc.(a)	870	59,943
Paylocity Holding Corp.(a)	525	76,592
RingCentral, Inc., Class A(a)	2,385	679,749
salesforce.com, Inc.(a)	5,841	1,094,195
ServiceNow, Inc.(a)	1,728	699,944
Slack Technologies, Inc., Class A(a)	13,652	424,441
Smartsheet, Inc., Class A(a)	8,313	423,298
Teradata Corp.(a)	3,382	70,346
VMware, Inc., Class A(a)	1,504	232,909
Workday, Inc., Class A(a)	2,375	444,980
Zendesk, Inc.(a)	1,861	164,754
Zoom Video Communications, Inc., Class A(a)	2,985	756,817
Zscaler, Inc.(a)	3,595	393,652
		34,080,980
Specialty Retail — 2.4%
Abercrombie & Fitch Co., Class A	19,370	206,097
Bed Bath & Beyond, Inc.	22,979	243,577
Best Buy Co., Inc.	6,007	524,231
Home Depot, Inc.	16,121	4,038,472
Lowe’s Cos., Inc.	15,529	2,098,279
Michaels Cos., Inc.(a)(b)	60,435	427,275
TJX Cos., Inc.	6,216	314,281
Tractor Supply Co.	314	41,382
		7,893,594
Technology Hardware, Storage & Peripherals — 4.8%
Apple Inc.	42,985	15,680,928
HP, Inc.	15,618	272,222
		15,953,150
Textiles, Apparel & Luxury Goods — 0.8%
Deckers Outdoor Corp.(a)	170	33,386
Lululemon Athletica, Inc.(a)	2,347	732,288
NIKE, Inc., Class B	17,377	1,703,815
VF Corp.	727	44,303
		2,513,792
Thrifts & Mortgage Finance — 0.1%
MGIC Investment Corp.	27,079	221,777
Tobacco — 0.0%
Altria Group, Inc.	3,898	152,997
Trading Companies & Distributors — 0.5%
GATX Corp.	20,287	1,237,101
WW Grainger, Inc.	1,663	522,448
		1,759,549
Security	Shares	Value
Water Utilities — 0.7%
American Water Works Co., Inc.	19,091	$ 2,456,248
Wireless Telecommunication Services — 0.4%
Telephone & Data Systems, Inc.	38,123	757,885
United States Cellular Corp.(a)	16,432	507,256
		1,265,141
Total Common Stocks — 97.3% (Cost: $280,906,481)		320,934,714
Rights
Pharmaceuticals — 0.0%
Bristol-Myers Squibb Co., CVR(a)	8,974	32,127
Total Rights — 0.0% (Cost: $20,640)		32,127
Total Long-Term Investments — 97.3% (Cost: $280,927,121)		320,966,841
Short-Term Securities(c)(d)
Money Market Funds — 3.0%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.11%	9,252,729	9,252,729
SL Liquidity Series, LLC, Money Market Series, 0.50%(e)	662,870	663,400
Total Short-Term Securities — 3.0% (Cost: $9,915,293)		9,916,129
Total Investments — 100.3% (Cost: $290,842,414)		330,882,970
Liabilities in Excess of Other Assets — (0.3)%		(1,033,256)
Net Assets — 100.0%		$ 329,849,714
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Master LLC.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)  (continued)
June 30, 2020
Master Advantage U.S. Total Market LLC
Affiliates
Investments in issuers considered to be an affiliate/affiliates of the Master LLC during the period ended June 30, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Shares Held at 03/31/20	Shares Purchased	Shares Sold	Shares Held at 06/30/20	Value at 06/30/20	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	8,072,097	1,180,632(b)	—	9,252,729	$ 9,252,729	$ 2,821	$ —	$ —
SL Liquidity Series, LLC, Money Market Series	16,029,626	—	(15,366,756)(b)	662,870	663,400	24,290(c)	1,890	(732)
					$ 9,916,129	$ 27,111	$ 1,890	$ (732)
(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased (sold).
(c)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Master LLC compliance purposes, the Master LLC’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.
Portfolio Abbreviation
CVR	Contingent Value Rights
S&P	Standard & Poor’s
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	68	09/18/20	$ 10,507	$ 183,596
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master LLC has the ability to access
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of investments and derivative financial instruments)
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master LLC’s policy regarding valuation of investments and derivative financial instruments, refer to the Master LLC’s most recent financial statements as contained in its annual report.

Schedule of Investments (unaudited)  (continued)
June 30, 2020
Master Advantage U.S. Total Market LLC
Certain investments of the Master LLC were fair valued using net asset value per share (“NAV”) as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following tables summarize the Master LLC’s investments and derivative financial instruments categorized in the disclosure hierarchy:
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 320,934,714	$ —	$ —	$ 320,934,714
Rights	32,127	—	—	32,127
Short-Term Securities
Money Market Funds	9,252,729	—	—	9,252,729
	$ 330,219,570	$ —	$ —	330,219,570
Investments Valued at NAV(a)				663,400
				$ 330,882,970
Derivative Financial Instruments(b)
Assets
Equity Contracts	$ 183,596	$ —	$ —	$ 183,596
The breakdown of the Master LLC’s investments into major categories is disclosed in the Schedule of Investments above.
(a)	Certain investments of the Master LLC were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.